Acquisitions and business divestments - Divestments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2017
Business divestments
Proceeds from divestments of consolidated businesses, net of transaction costs		$ 605
Net gains relating to divestments of consolidated businesses, net of transaction costs	$ 55	252
Loss of retained obligations changes		$ (94)